Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 3,811	$ 3,793	$ 7,742	$ 7,635
Reportable segments | Upstream
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	3,225	3,223	6,585	6,514
Reportable segments | Upstream | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	999	1,133	2,087	2,370
Reportable segments | Upstream | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	2,226	2,090	4,498	4,144
Reportable segments | Downstream
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	514	493	1,035	988
Reportable segments | Downstream | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	221	219	440	435
Reportable segments | Downstream | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	293	274	595	553
Other businesses and corporate
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	72	77	122	133
Other businesses and corporate | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	16	16	32	32
Other businesses and corporate | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 56	$ 61	$ 90	$ 101